Consolidated statement of income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Profit or loss [abstract]
Revenue	$ 4,336	$ 3,946		$ 3,936
Cost of sales	(1,201)	(1,117)		(1,169)
Gross profit	3,135	2,829		2,767
Operating expenses	(1,604)	(1,616)		(1,531)
Depreciation	(825)	(662)		(670)
Amortization	(275)	(140)		(142)
Share of profit in the joint ventures in Guatemala and Honduras	179	154	[2]	140	[2]
Other operating income (expenses), net	(34)	75		69
Operating profit	575	640		632
Interest and other financial expenses	(564)	(367)		(389)
Interest and other financial income	20	21		16
Other non-operating (expenses) income, net	227	(39)		(2)
Profit (loss) from other joint ventures and associates, net	(40)	(136)	[2]	(85)	[2]
Profit (loss) before taxes from continuing operations	218	119	[2]	172	[2]
Charge for taxes, net	(120)	(112)		(162)
Profit (loss) for the year from continuing operations	97	7		10
Profit (loss) from discontinued operations, net of tax	57	(33)		60
Net profit (loss) for the year	154	(26)	[3]	69	[3]
Net profit (loss) for the year Attributable to:
The owners of Millicom	149	(10)		87
Non-controlling interests	$ 5	$ (16)		$ (17)
Basic (US$ per common share):
— from continuing operations (usd per share)	$ 0.92	$ 0.23		$ 0.27
— from discontinued operations (usd per share)	0.56	(0.33)		0.59
— total (usd per share)	1.48	(0.10)		0.86
Diluted (US$ per common share):
— from continuing operations (usd per share)	0.92	0.23		0.27
— from discontinued operations (usd per share)	0.56	(0.33)		0.59
—total (usd per share)	$ 1.48	$ (0.10)		$ 0.86

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.